OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Capital expenditures	€ (98)	€ (130)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(38)	(44)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(24)	(29)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(34)	(56)
Holdings & Corporate
Disclosure of operating segments [line items]
Capital expenditures	€ (2)	€ (1)